Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 20,102,596	$ 708,105
Restricted cash (note 8)	6,476,000	6,476,000
Accounts receivable and prepaid expenses (note 4)	598,401	556,947
Total current assets	27,176,997	7,741,052
Non-current assets
Spare parts inventory	341,004	341,004
Long-term deposit	249,265	269,015
Equipment (note 5)	946,661	551,204
Right-of-use assets (note 5)	625,022
Bunker Hill Mine and Mining interests (note 6)	15,198,259	15,896,645
Process plant (note 5)	17,452,470	8,130,972
Total assets	61,989,678	32,929,892
Current liabilities
Accounts payable	1,788,950	4,523,502
Accrued liabilities	1,225,525	1,500,164
Current portion of lease liability (note 7)	353,526
Derivative warrant liability (note 10)		903,697
Deferred share units liability (note 13)	569,327	573,742
Environment protection agency cost recovery payable (note 8)	3,000,000
Interest payable (notes 8 and 9)	534,998	1,154,477
Promissory notes payable (note 9)		1,500,000
Total current liabilities	7,472,326	10,155,582
Non-current liabilities
Lease liability (note 7)	71,808
Loan payable (note 9)		4,684,446
Series 1 convertible debenture (note 9)	5,244,757	5,537,360
Series 2 convertible debenture (note 9)	13,458,570	14,063,525
Stream debenture (note 9)	51,138,000
Royalty convertible debenture (note 9)		10,285,777
Environment protection agency cost recovery liability net of discount (note 8)	6,574,140	7,941,466
Deferred tax liability (note 15)	2,588,590
Derivative warrant liability (note 10)	1,808,649	6,438,679
Total liabilities	88,356,840	59,106,835
Shareholders’ Deficiency
Preferred shares, $0.000001 par value, 10,000,000 preferred shares authorized; Nil preferred shares issued and outstanding (note 10)
Common stock, $0.000001 par value, 1,500,000,000 shares of common stock authorized; 322,661,482 and 229,501,661 shares of common stock issued and outstanding, respectively (note 10)	321	228
Additional paid-in-capital (note 10)	57,848,953	45,161,513
Accumulated other comprehensive income	808,662	253,875
Accumulated deficit	(85,025,098)	(71,592,559)
Total shareholders’ deficiency	(26,367,162)	(26,176,943)
Total shareholders’ deficiency and liabilities	$ 61,989,678	$ 32,929,892